Reserves - Disclosure of Information About Options Outstanding and Exercisable (Detail)		6 Months Ended
		Jun. 30, 2024 Agreement $ / shares	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total Options Outstanding		1,101,632	1,417,583	1,270,021	1,361,883	1,395,944	1,478,300
Options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options		515,050
Non-Exercisable Options		586,582
Total Options Outstanding		1,101,632
Weighted Average Remaining Contractual Life		5 years 2 months 12 days
Options [member] | 32.96 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 32.96
Exercisable Options	[1]	11,285
Total Options Outstanding	[1]	11,285
Weighted Average Remaining Contractual Life	[1]	8 months 12 days
Options [member] | 33.47 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 33.47
Exercisable Options		6,100
Total Options Outstanding		6,100
Weighted Average Remaining Contractual Life		8 months 12 days
Options [member] | 49.86 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 49.86
Exercisable Options		227,106
Total Options Outstanding		227,106
Weighted Average Remaining Contractual Life		3 years 8 months 12 days
Options [member] | 54.68 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 54.68
Exercisable Options	[1]	21,250
Total Options Outstanding	[1]	21,250
Weighted Average Remaining Contractual Life	[1]	3 years 8 months 12 days
Options [member] | 59.22 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 59.22
Exercisable Options	[1]	11,538
Non-Exercisable Options	[1]	30,550
Total Options Outstanding	[1]	42,088
Weighted Average Remaining Contractual Life	[1]	5 years 8 months 12 days
Options [member] | 59.41 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 59.41
Exercisable Options		79,973
Non-Exercisable Options		165,136
Total Options Outstanding		245,109
Weighted Average Remaining Contractual Life		5 years 8 months 12 days
Options [member] | 59.79 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 59.79
Non-Exercisable Options		237,180
Total Options Outstanding		237,180
Weighted Average Remaining Contractual Life		6 years 8 months 12 days
Options [member] | 60.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 60
Exercisable Options		138,705
Non-Exercisable Options		72,473
Total Options Outstanding		211,178
Weighted Average Remaining Contractual Life		4 years 8 months 12 days
Options [member] | 60.43 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 60.43
Non-Exercisable Options	[1]	68,530
Total Options Outstanding	[1]	68,530
Weighted Average Remaining Contractual Life	[1]	6 years 8 months 12 days
Options [member] | 64.27 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 64.27
Exercisable Options	[1]	19,093
Non-Exercisable Options	[1]	12,713
Total Options Outstanding	[1]	31,806
Weighted Average Remaining Contractual Life	[1]	4 years 8 months 12 days

[1]	US$ share purchase options converted to Cdn$ using the exchange rate of 1.3687, being the Cdn$/US$ exchange rate at June 30, 2024.